Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of loss on lease termination

Right-of-Use Asset	$28,228
Cash paid to terminate lease	20,000
Lease liability	(33,210)
Loss on lease termination	$15,018

Schedule of operating lease asset and liability

	September 30, 2025	December 31, 2024
Assets

Operating lease - right-of-use asset - non-current	$189,514	$38,976

Liabilities

Operating lease liability	$191,395	$44,202

Weighted-average remaining lease term (years)	4.84	2.42

Weighted-average discount rate	8%	8%

	December 31, 2024	December 31, 2023
Assets

Operating lease - right-of-use asset - non-current	$38,976	$55,111

Liabilities

Operating lease liability	$44,202	$59,208

Weighted-average remaining lease term (years)	2.42	3.42

Weighted-average discount rate	8%	8%

Schedule of operating lease expense

	September 30, 2025	September 30, 2024

Operating lease costs

Amortization of right-of-use operating lease asset	$17,283	$8,065
Lease liability expense in connection with obligation repayment	3,078	$2,247
Total operating lease costs	$20,361	$10,312

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$20,352	$9,600
Right-of-use asset obtained in exchange for new operating lease liability	$196,049	$—

	December 31, 2024	December 31, 2023

Operating lease costs

Amortization of right-of-use operating lease asset	$16,130	$16,130
Lease liability expense in connection with obligation repayment	4,194	$5,344
Total operating lease costs	$20,324	$21,474

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$19,200	$19,200
Right-of-use asset obtained in exchange for new operating lease liability	$—	$—

Schedule of future minimum lease payments

2025 (3 months)	$10,878
2026	44,267
2027	47,439
2028	50,400
2029	50,400
Thereafter	29,400
Total undiscounted cash flows	232,784
Less: amount representing interest	41,389
Present value of operating lease liability	191,395
Less: current portion of operating lease liability	29,561
Long-term operating lease liability	$161,834

2025	$19,900
2026	20,400
2027	8,500
Total undiscounted cash flows	48,800
Less: amount representing interest	4,598
Present value of operating lease liability	44,202
Less: current portion of operating lease liability	19,900
Long-term operating lease liability	$24,302